INCOME TAXES - Tax Credits and Other Tax Benefits (Details) - Basque Country in Spain $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	$ 69
Unrecognized	496
Total	565
Tax Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	2
Total	2
Tax Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	2
Total	2
Tax Year 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
Tax Year 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
Tax Year 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	2
Total	2
Tax Year 2027 through 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	69
Unrecognized	488
Total	$ 557